Changes in Liabilities from Financing Activities (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2022
Changes in Liabilities from Financing Activities [Line Items]
Contingent consideration			$ 150,000
Financial liabilities	$ 5,439,544	$ 9,300,087
Long term borrowings	4,119,952	4,188,088
Short-term borrowing excluding accumulated interest	500,000
Green Quest Acquisition [Member]
Changes in Liabilities from Financing Activities [Line Items]
Contingent consideration		1,440,519
Sponsor Promissory Notes [Member]
Changes in Liabilities from Financing Activities [Line Items]
Financial liabilities		2,562,102
Contract Extension [Member]
Changes in Liabilities from Financing Activities [Line Items]
Long term borrowings	$ 3,022,580
Warrants [Member]
Changes in Liabilities from Financing Activities [Line Items]
Financial liabilities		$ 610,028